HOTEL OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2026
HOTEL OPERATING COSTS
Schedule of hotel operating costs

	Six Months Ended
	June 30,
	2025	2026
Rents	2,074	2,033
Utilities	319	301
Personnel costs	2,806	2,955
Depreciation and amortization	597	570
Consumable, food and beverage	570	528
Others	990	1,298
Total	7,356	7,685